Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of Changes in Provisions

	Restructuring	Decommissioning
At January 1, 2022	—	11,033
Increases: included in the acquisition value of right-of-use assets	—	4,539
Decreases: included in the acquisition value of right-of-use assets	—	(4,958)
Assets held for sale (Note 34)	—	(3,677)
Charged to the consolidated statement of operations:
- Additional provisions recognized	4,415	—
- Unwinding of discount effect	—	266
Charged to other comprehensive income/(loss):
- Exchange differences	(19)	(9)
Amounts used during the year	(596)	—
At December 31, 2022	3,800	7,194
Non-current	—	7,194
Current	3,800	—